Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—68.1%
	Federal Home Loan Mortgage Corporation—18.9%
$5,417,875	2.000%, 1/1/2052	$ 4,327,231
1,595,369	2.000%, 1/1/2052	1,290,666
1,135,813	2.500%, 9/1/2050	955,350
1,097,965	2.500%, 1/1/2052	927,290
2,265,687	2.500%, 4/1/2052	1,913,493
353,144	3.500%, 6/1/2052	323,664
1,211,126	3.500%, 7/1/2052	1,105,480
46,206	4.000%, 12/1/2047	43,667
522,469	4.000%, 9/1/2052	487,927
903,165	4.500%, 11/1/2037	896,498
131,765	5.000%, 1/1/2034	133,211
38,702	5.000%, 5/1/2034	39,115
31,853	5.000%, 4/1/2036	32,251
11,318	5.000%, 5/1/2036	11,460
7,049	5.000%, 6/1/2036	7,138
31,325	5.000%, 6/1/2040	31,732
216,654	5.500%, 5/1/2034	223,464
10,209	5.500%, 12/1/2035	10,573
55,996	5.500%, 2/1/2036	58,025
41,329	5.500%, 5/1/2036	42,841
2,774	5.500%, 5/1/2036	2,879
4,116	5.500%, 5/1/2036	4,267
2,646	5.500%, 6/1/2036	2,747
799	5.500%, 6/1/2036	829
34,969	5.500%, 11/1/2037	36,301
61,776	5.500%, 1/1/2038	64,129
258,981	5.500%, 5/1/2038	263,651
1,977	6.000%, 1/1/2032	2,055
7,585	6.000%, 2/1/2032	7,853
39,022	6.000%, 4/1/2036	40,918
4,762	6.000%, 5/1/2036	4,995
118,874	6.000%, 6/1/2037	125,339
6,149	6.000%, 7/1/2037	6,489
1,733	6.500%, 3/1/2029	1,787
1,200	6.500%, 6/1/2029	1,238
603	6.500%, 7/1/2029	622
204	6.500%, 9/1/2029	210
559	7.000%, 12/1/2029	584
115	7.000%, 6/1/2030	120
78	7.000%, 11/1/2030	82
121,955	7.000%, 4/1/2032	129,051
3,943	7.500%, 1/1/2031	4,166
750	8.500%, 5/1/2030	788
	TOTAL	13,562,176
	Federal National Mortgage Association—28.8%
1,949,098	2.000%, 7/1/2050	1,562,217

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 825,161	2.000%, 7/1/2051	$ 660,083
902,261	2.000%, 8/1/2051	726,271
800,668	2.000%, 2/1/2052	642,493
1,724,914	2.000%, 2/1/2052	1,377,680
685,294	2.000%, 2/1/2052	551,838
360,746	2.500%, 9/1/2036	334,427
1,119,100	2.500%, 9/1/2050	936,746
528,814	2.500%, 10/1/2051	444,133
755,284	2.500%, 1/1/2052	632,685
605,057	2.500%, 2/1/2052	504,574
642,615	2.500%, 3/1/2052	535,895
30,393	3.000%, 2/1/2047	27,111
512,723	3.000%, 2/1/2048	449,184
1,666,662	3.000%, 2/1/2048	1,479,394
744,750	3.000%, 5/1/2051	646,872
1,333,678	3.000%, 2/1/2052	1,162,986
988,040	3.000%, 6/1/2052	865,907
538,606	3.000%, 6/1/2052	467,753
1,186,809	3.500%, 8/1/2037	1,144,235
1,208,103	3.500%, 9/1/2037	1,164,764
292,143	3.500%, 12/1/2047	268,303
736,272	3.500%, 1/1/2048	669,976
818,773	3.500%, 11/1/2050	752,725
562,360	3.500%, 6/1/2052	512,251
114,558	4.500%, 10/1/2041	113,305
742,257	4.500%, 2/1/2053	713,747
101,453	5.000%, 7/1/2034	102,576
12,517	5.000%, 11/1/2035	12,668
55,770	5.500%, 9/1/2034	57,638
15,076	5.500%, 1/1/2036	15,632
28,953	5.500%, 4/1/2036	30,030
857,431	5.500%, 6/1/2053	858,679
742	6.000%, 7/1/2029	757
688	6.000%, 5/1/2031	711
4,482	6.000%, 5/1/2036	4,713
65,500	6.000%, 7/1/2036	68,932
1,834	6.000%, 7/1/2036	1,934
20,224	6.000%, 9/1/2037	21,336
17,646	6.000%, 11/1/2037	18,622
10,807	6.000%, 12/1/2037	11,214
966	6.500%, 6/1/2029	996
66	6.500%, 7/1/2029	68
106	6.500%, 7/1/2029	109
1,262	6.500%, 7/1/2029	1,302
87	6.500%, 7/1/2029	89
23	6.500%, 8/1/2029	23
2,400	6.500%, 9/1/2030	2,482
10,605	6.500%, 6/1/2031	11,023
8,419	6.500%, 4/1/2032	8,802
640	7.000%, 10/1/2029	669
7,241	7.000%, 10/1/2029	7,568

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 2,675		7.000%, 11/1/2030	$ 2,807
59,455		7.000%, 4/1/2032	62,863
253		7.500%, 8/1/2028	262
76		7.500%, 9/1/2028	79
2,134		7.500%, 2/1/2030	2,245
1,059		8.000%, 7/1/2030	1,100
		TOTAL	20,655,484
		Government National Mortgage Association—18.7%
1,661,134		2.000%, 6/20/2052	1,359,498
2,360,902		2.500%, 6/20/2051	2,014,524
1,046,920		3.000%, 7/20/2051	927,908
920,544		3.500%, 1/20/2048	848,809
448,611		3.500%, 5/20/2052	409,446
872,629		4.000%, 10/20/2052	820,236
877,557		4.000%, 12/20/2052	823,566
163,043		4.500%, 6/20/2039	160,948
134,935		4.500%, 10/15/2039	133,092
188,508		4.500%, 8/20/2040	185,936
843,726		4.500%, 10/20/2052	814,068
94,979		5.000%, 7/15/2034	95,636
811,094		5.000%, 9/20/2052	801,234
753,877		5.500%, 10/20/2052	760,093
1,247,875		5.500%, 9/20/2053	1,256,215
5,114		6.000%, 4/15/2032	5,210
15,797		6.000%, 5/15/2032	16,254
61,450		6.000%, 4/15/2036	63,726
55,117		6.000%, 5/15/2036	57,151
13,632		6.000%, 7/20/2036	14,171
14,211		6.000%, 5/20/2037	14,802
85,296		6.000%, 7/20/2038	88,995
806,934		6.000%, 10/20/2052	822,363
736,403		6.000%, 10/20/2053	751,231
194		6.500%, 6/15/2029	199
1,635		6.500%, 7/20/2031	1,688
1,533		6.500%, 8/20/2031	1,581
15,899		6.500%, 10/15/2031	16,352
15,986		6.500%, 12/15/2031	16,433
1,404		6.500%, 4/15/2032	1,444
12,419		6.500%, 5/15/2032	12,788
115,253		6.500%, 5/15/2032	118,774
214		7.500%, 10/15/2029	222
1,340		7.500%, 3/20/2030	1,389
603		8.000%, 4/15/2030	620
		TOTAL	13,416,602
	[1]	Uniform Mortgage-Backed Securities, TBA—1.7%
750,000		5.000%, 4/1/2055	735,088
500,000		5.500%, 4/1/2055	499,355
		TOTAL	1,234,443
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,461,458)	48,868,705

Principal Amount			Value
		U.S. TREASURIES—10.5%
		U.S. Treasury Bonds—7.1%
$ 300,000		2.875%, 11/15/2046	$ 226,547
600,000		3.375%, 11/15/2048	486,697
1,850,000		3.625%, 2/15/2044	1,617,883
300,000		4.000%, 11/15/2052	270,469
1,600,000		4.500%, 2/15/2036	1,645,749
850,000		4.625%, 2/15/2055	855,709
		TOTAL	5,103,054
		U.S. Treasury Notes—3.4%
1,000,000		0.625%, 11/30/2027	918,036
1,000,000		3.500%, 1/31/2028	989,478
500,000		4.250%, 11/15/2034	501,406
		TOTAL	2,408,920
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,586,350)	7,511,974
		GOVERNMENT AGENCIES—9.4%
		Federal Farm Credit System—1.7%
1,250,000		5.375%, 5/1/2026	1,250,869
		Federal Home Loan Bank System—7.7%
2,000,000		4.000%, 10/9/2026	2,000,644
1,500,000		4.000%, 3/10/2027	1,499,325
2,000,000		4.125%, 9/14/2029	2,011,878
		TOTAL	5,511,847
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,767,034)	6,762,716
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.6%
		Agency Commercial Mortgage-Backed Securities—4.6%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	435,050
900,000		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	916,081
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	952,954
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,022,054
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,243,274)	3,326,139
		ASSET-BACKED SECURITIES—3.8%
		Single Family Rental Securities—1.4%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	568,512
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	406,324
		TOTAL	974,836
		Student Loans—2.4%
115,913		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	107,175
242,208		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	222,615
119,944		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	112,586
494,371		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	435,508
634,692		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	565,490
306,970	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.533% (CME Term SOFR 1 Month +1.214%), 7/15/2053	307,948
		TOTAL	1,751,322
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,921,058)	2,726,158
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Government National Mortgage Association—0.4%
326,465		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	308,378
		Non-Agency Mortgage-Backed Securities—2.6%
481,898		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	425,087

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 994,078	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.002% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	$ 938,214
502,469		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	505,295
		TOTAL	1,868,596
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,247,755)	2,176,974
		REPURCHASE AGREEMENT—2.1%
1,494,000		Interest in $1,101,000,000 joint repurchase agreement 4.37%, dated 3/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,101,133,649 on 4/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 6/1/2051 and the market value of those underlying securities was $1,123,156,323. (IDENTIFIED COST $1,494,000)	1,494,000
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $73,720,929)	72,866,666
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[3]	(1,111,841)
		NET ASSETS—100%	$71,754,825
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	18	$3,729,094	June 2025	$18,384
United States Treasury Notes 5-Year Long Futures	7	$757,094	June 2025	$17
United States Treasury Notes 10-Year Long Futures	15	$1,668,281	June 2025	$21,880
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$40,281
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$48,868,705	$—	$48,868,705
U.S. Treasuries	—	7,511,974	—	7,511,974
Government Agencies	—	6,762,716	—	6,762,716
Commercial Mortgage-Backed Securities	—	3,326,139	—	3,326,139
Asset-Backed Securities	—	2,726,158	—	2,726,158
Collateralized Mortgage Obligations	—	2,176,974	—	2,176,974
Repurchase Agreement	—	1,494,000	—	1,494,000
TOTAL SECURITIES	$—	$72,866,666	$—	$72,866,666
Other Financial Instruments:[1]
Assets	$40,281	$—	$—	$40,281

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate